Provisions - Schedule of Changes in Provision - Severance (Detail) - Retroactive unemployment plan [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Beginning balance	$ 296	$ 334
Current services costs	109	87
Interest expense on obligations	11	15
Actuarial gains	(36)	(29)
Payments of benefits	(87)	(80)
Exchange differences	4	(31)
Ending balance	$ 297	$ 296